Cash (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash
Available balances	kr 996,304	kr 753,540
Total	996,304	753,540
Depreciation	2,823	1,822
Change in Provisions	6,634	175
Share-based payments	6,012	249
Other	(4)	62
Total	kr 15,465	kr 2,308